SCHEDULE OF GAIN OR LOSSES RECOGNIZED FAIR VALUE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Beginning balance – January 1		$ 159,867	$ 2,709,478
Acquisitions and Settlements			(3,260,403)
Fair value and estimate changes	[1]	47,761	1,716,873
Earn-out payable in common shares		(17,628)	(159,867)
Earn-out transferred to loans payable, related parties		(190,000)	(846,214)
Ending balance			159,867
Less: Current portion			(159,867)
Ending balance, less current portion

[1]	Recorded as change in estimated acquisition earn-out payables on the consolidated statements of operations.